POST RETIREMENT BENEFIT PLAN (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Compensation and Retirement Disclosure [Abstract]
Post retirement bonus	$ 20
Estimated net gain for the defined benefits post-retirement plan	174
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 161